Document and Entity Information	Jan. 31, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001674632
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 31, 2025
Entity Registrant Name	Beta Bionics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42491
Entity Tax Identification Number	47-5386878
Entity Address, Address Line One	11 Hughes
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	427-7785
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	BBNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false